Form N-1A Supplement	Apr. 30, 2026
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED FEBRUARY 27, 2026, OF:
Invesco QQQ Income Advantage ETF (QQA)
Invesco QQQ Hedged Advantage ETF (QQHG)
(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc. (“Nasdaq”) has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Index”), which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows:

Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED FEBRUARY 27, 2026, OF:
Invesco QQQ Income Advantage ETF (QQA)
Invesco QQQ Hedged Advantage ETF (QQHG)
(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc. (“Nasdaq”) has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Index”), which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows: